T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
ALBANIA 0.2%
Government Bonds 0.2%
Republic of Albania, 3.50%, 10/9/25 (EUR) (1)	5,310,000	6,164
Republic of Albania, 5.75%, 11/12/20 (EUR)	5,509,000	6,234
Total Albania (Cost $13,046)		12,398

ARGENTINA 0.0%
Government Bonds 0.0%
Republic of Argentina, 3.375%, 1/15/23 (EUR)	8,782,000	2,518
Total Argentina (Cost $9,214)		2,518

AUSTRALIA 2.5%
Corporate Bonds 0.2%
Transurban Finance, 1.875%, 9/16/24 (EUR)	7,836,000	8,791
		8,791
Government Bonds 2.3%
Commonwealth of Australia, 3.00%, 3/21/47	111,695,000	88,960
New South Wales Treasury, 4.00%, 5/20/26	46,975,600	33,959
		122,919
Total Australia (Cost $129,767)		131,710

AUSTRIA 0.9%
Corporate Bonds 0.0%
UniCredit Bank Austria, 1.375%, 5/26/21	400,000	449
		449
Government Bonds 0.9%
Heta Asset Resolution, 2.375%, 12/13/22	39,100,000	45,705
		45,705
Total Austria (Cost $49,486)		46,154

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
BELGIUM 0.0%
Corporate Bonds 0.0%
Anheuser-Busch InBev, 2.00%, 1/23/35	1,560,000	1,563
Total Belgium (Cost $1,545)		1,563

BERMUDA 0.5%
Government Bonds 0.5%
Government of Bermuda, 4.75%, 2/15/29 (USD) (1)	26,905,000	27,404
Total Bermuda (Cost $28,182)		27,404

BRAZIL 1.4%
Corporate Bonds 0.6%
BRF, 4.35%, 9/29/26 (USD)	1,560,000	1,341
BRF, 4.875%, 1/24/30 (USD)	10,940,000	9,239
Centrais Eletricas Brasileiras, 4.625%, 2/4/30 (USD) (1)	3,830,000	3,407
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)
(1)	2,855,000	2,455
Minerva Luxembourg, 6.50%, 9/20/26 (USD)	10,655,000	9,791
St Marys Cement, 5.75%, 1/28/27 (USD)	4,468,000	4,287
		30,520
Government Bonds 0.8%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25	157,671,000	34,205
Petrobras Global Finance, 7.375%, 1/17/27 (USD)	10,100,000	10,383
		44,588
Total Brazil (Cost $90,274)		75,108

CANADA 2.4%
Corporate Bonds 0.3%
Transcanada Trust, Series 17-A, VR, 4.65%, 5/18/77 (2)	27,134,000	17,377
		17,377
Government Bonds 2.1%
Government of Canada, 2.00%, 9/1/23	80,650,000	60,042
Government of Canada, 3.50%, 12/1/45	36,718,000	38,438

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
Province of Ontario, 2.60%, 6/2/25	11,778,000	8,813
Province of Ontario, 3.50%, 6/2/43	5,239,000	4,313
		111,606
Total Canada (Cost $130,106)		128,983

CHILE 3.0%
Corporate Bonds 0.3%
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1)	12,860,000	11,099
Latam Finance, 7.00%, 3/1/26 (USD)	11,600,000	5,348
		16,447
Government Bonds 2.7%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26	28,170,000,000	35,993
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (1)	85,180,000,000	109,115
		145,108
Total Chile (Cost $191,607)		161,555

CHINA 7.9%
Corporate Bonds 0.8%
CNAC HK Finbridge, 1.75%, 6/14/22 (EUR)	4,000,000	4,329
Country Garden Holdings, 5.125%, 1/17/25 (USD)	1,490,000	1,371
Country Garden Holdings, 8.00%, 1/27/24 (USD)	1,655,000	1,701
Golden Eagle Retail Group, 4.625%, 5/21/23 (USD)	8,285,000	7,363
Shimao Property Holdings, 4.75%, 7/3/22 (USD) (3)	15,700,000	15,504
State Grid Overseas Investment 2016, 1.375%, 5/2/25 (EUR) (1)	10,000,000	11,223
		41,491
Government Bonds 7.1%
China Development Bank, 3.65%, 5/21/29	210,000,000	30,862
China Development Bank, 3.68%, 2/26/26	570,000,000	83,518
China Development Bank, 4.24%, 8/24/27	330,000,000	49,895
China Development Bank, 4.88%, 2/9/28	170,000,000	26,812
People's Republic of China, 2.94%, 10/17/24	120,000,000	17,402
People's Republic of China, 3.13%, 4/13/22	120,000,000	17,329
People's Republic of China, 3.13%, 11/21/29	160,000,000	23,607
People's Republic of China, 3.19%, 4/11/24	120,000,000	17,473

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
People's Republic of China, 3.25%, 6/6/26	380,000,000	55,635
People's Republic of China, 3.54%, 8/16/28	200,000,000	29,983
People's Republic of China, 3.60%, 9/6/25	40,000,000	5,972
People's Republic of China, 3.77%, 3/8/25	50,000,000	7,535
People's Republic of China, 4.00%, 6/24/69	80,000,000	12,920
		378,943
Total China (Cost $418,417)		420,434

CROATIA 0.3%
Government Bonds 0.3%
Republic of Croatia, 3.875%, 5/30/22 (EUR)	14,795,000	17,120
Total Croatia (Cost $18,089)		17,120

CYPRUS 3.5%
Government Bonds 3.5%
Republic of Cyprus, 1.25%, 1/21/40	395,000	409
Republic of Cyprus, 2.375%, 9/25/28	40,206,000	48,716
Republic of Cyprus, 2.75%, 6/27/24	1,668,000	1,997
Republic of Cyprus, 2.75%, 2/26/34	2,716,000	3,473
Republic of Cyprus, 2.75%, 5/3/49	2,832,000	3,846
Republic of Cyprus, 3.75%, 7/26/23	39,094,000	47,286
Republic of Cyprus, 3.875%, 5/6/22	39,543,000	46,447
Republic of Cyprus, 4.25%, 11/4/25	27,419,000	35,716
Total Cyprus (Cost $195,327)		187,890

CZECH REPUBLIC 0.1%
Corporate Bonds 0.1%
UniCredit Bank Czech Republic & Slovakia, 0.625%, 4/30/20
(EUR)	6,500,000	7,173
Total Czech Republic (Cost $7,889)		7,173

DENMARK 0.3%
Corporate Bonds 0.3%
Danske Bank, VR, 1.375%, 2/12/30 (EUR) (2)	4,700,000	4,665

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
Danske Bank, VR, 2.75%, 5/19/26 (EUR) (2)	9,193,000	10,062
LSF10 Wolverine Investments, 5.00%, 3/15/24 (EUR)	1,500,000	1,406
Total Denmark (Cost $18,004)		16,133

EGYPT 0.2%
Government Bonds 0.2%
Arab Republic of Egypt, 4.75%, 4/11/25 (EUR) (1)	10,770,000	10,399
Total Egypt (Cost $12,105)		10,399

FINLAND 0.1%
Corporate Bonds 0.1%
Citycon, 3.75%, 6/24/20	4,064,000	4,512
Total Finland (Cost $4,989)		4,512

FRANCE 4.4%
Corporate Bonds 0.7%
Altice France, 3.375%, 1/15/28 (1)	505,000	519
Altice France, 5.875%, 2/1/27 (1)	1,305,000	1,461
AXA, VR, 5.25%, 4/16/40 (2)	1,800,000	1,984
BNP Paribas, 5.75%, 1/24/22 (GBP)	361,000	477
BPCE, 1.125%, 1/18/23	3,000,000	3,246
Credit Agricole, 1.00%, 9/16/24	5,800,000	6,351
Credit Agricole, 1.875%, 12/20/26	5,200,000	5,669
Orange, 0.875%, 2/3/27	1,000,000	1,084
Societe Fonciere Lyonnaise, 2.25%, 11/16/22	2,900,000	3,309
Societe Generale, VR, 2.50%, 9/16/26 (2)	14,000,000	15,053
		39,153
Government Bonds 3.7%
Dexia Credit Local, 0.625%, 1/21/22	12,850,000	14,388
Dexia Credit Local, 2.00%, 1/22/21	2,550,000	2,861
Electricite de France, 6.875%, 12/12/22 (GBP)	950,000	1,329
Republic of France, 1.75%, 11/25/24	123,474,408	149,921
Republic of France, 1.75%, 5/25/66 (1)	1,811,936	2,651

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of France, 3.25%, 5/25/45	14,672,550	25,856
		197,006
Total France (Cost $244,191)		236,159

GERMANY 1.4%
Corporate Bonds 1.1%
ADO Properties, 1.50%, 7/26/24	8,100,000	7,920
Allianz, VR, 3.375% (2)(4)	13,400,000	15,075
Consus Real Estate, 9.625%, 5/15/24 (1)	3,800,000	3,373
Deutsche Bank, 5.00%, 6/24/20	5,350,000	5,805
E. ON, 1.625%, 5/22/29	8,480,000	9,507
ProSiebenSat. 1 Media, 2.625%, 4/15/21 (3)	3,880,000	4,247
Volkswagen Leasing, 1.625%, 8/15/25	5,350,000	5,559
Vonovia Finance, 1.625%, 12/15/20	7,100,000	7,884
		59,370
Government Bonds 0.3%
KfW, 4.70%, 6/2/37 (CAD)	5,202,000	5,008
KfW, 6.00%, 8/20/20 (AUD)	19,163,000	12,020
		17,028
Total Germany (Cost $86,781)		76,398

ICELAND 0.8%
Corporate Bonds 0.1%
Arion Banki, 1.00%, 3/20/23 (EUR)	5,500,000	5,893
Landsbankinn, 1.00%, 5/30/23 (EUR)	1,000,000	1,068
		6,961
Government Bonds 0.7%
Landsbankinn, 1.625%, 3/15/21 (EUR)	33,221,000	36,926
		36,926
Total Iceland (Cost $48,032)		43,887

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
INDIA 2.4%
Corporate Bonds 1.3%
ABJA Investment, 5.45%, 1/24/28 (USD)	8,731,000	6,511
HDFC Bank, 8.10%, 3/22/25	1,620,000,000	21,682
Housing Development Finance, 6.875%, 4/30/20	2,990,000,000	39,801
Shriram Transport Finance, 5.10%, 7/16/23 (USD) (1)	640,000	448
		68,442
Government Bonds 1.1%
Government of India, 8.20%, 9/24/25	293,340,000	4,219
Government of India, 8.24%, 2/15/27	2,035,000,000	29,482
Government of India, 9.15%, 11/14/24	1,628,680,000	24,307
		58,008
Total India (Cost $140,883)		126,450

INDONESIA 2.8%
Corporate Bonds 0.1%
Jasa Marga (Persero), 7.50%, 12/11/20 (1)	81,540,000,000	4,953
		4,953
Government Bonds 2.7%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)	40,797,000	47,910
Republic of Indonesia, 6.125%, 5/15/28	390,270,000,000	21,088
Republic of Indonesia, 7.00%, 5/15/27	276,860,000,000	16,189
Republic of Indonesia, 8.125%, 5/15/24	359,987,000,000	22,768
Republic of Indonesia, 8.375%, 3/15/24	470,684,000,000	30,061
Republic of Indonesia, 8.375%, 9/15/26	43,000,000,000	2,722
Republic of Indonesia, 10.25%, 7/15/27	50,700,000,000	3,485
		144,223
Total Indonesia (Cost $175,875)		149,176

IRELAND 3.9%
Corporate Bonds 0.4%
AIB Group, 2.25%, 7/3/25	12,300,000	12,933

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
XLIT, VR, 3.25%, 6/29/47 (2)	5,700,000	6,200
		19,133
Government Bonds 3.5%
Republic of Ireland, 1.00%, 5/15/26	66,802,445	78,642
Republic of Ireland, 1.35%, 3/18/31	36,752,000	45,520
Republic of Ireland, 1.50%, 5/15/50	3,700,000	4,787
Republic of Ireland, 2.00%, 2/18/45	5,630,000	8,043
Republic of Ireland, 4.50%, 4/18/20	14,028,607	15,508
Republic of Ireland, 5.40%, 3/13/25	24,286,300	34,186
		186,686
Total Ireland (Cost $213,281)		205,819

ISRAEL 3.2%
Corporate Bonds 0.1%
Teva Pharmaceutical Finance Netherlands II, 4.50%, 3/1/25
(EUR)	1,705,000	1,711
Teva Pharmaceutical Finance Netherlands II, 6.00%, 1/31/25
(EUR) (1)	1,245,000	1,332
		3,043
Government Bonds 3.1%
State of Israel, 1.50%, 1/18/27 (EUR)	18,046,000	20,615
State of Israel, 1.75%, 8/31/25	322,674,436	95,817
State of Israel, 3.75%, 3/31/47	19,700,000	7,309
State of Israel, 5.50%, 1/31/42	89,347,000	40,956
		164,697
Total Israel (Cost $161,514)		167,740

ITALY 1.3%
Corporate Bonds 0.4%
Enel Finance International, 5.625%, 8/14/24 (GBP)	2,663,000	3,744
FCA Bank, 0.50%, 9/13/24	5,800,000	5,827
International Game Technology, 3.50%, 6/15/26 (1)	2,410,000	1,999
Telecom Italia, 5.875%, 5/19/23 (GBP)	1,300,000	1,726
UniCredit, 2.00%, 3/4/23	5,086,000	5,552
		18,848

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
Government Bonds 0.9%
Italy Buoni Poliennali del Tesoro, 2.80%, 3/1/67	42,584,000	49,478
		49,478
Total Italy (Cost $65,862)		68,326

JAPAN 12.9%
Corporate Bonds 0.3%
Takeda Pharmaceutical, 2.25%, 11/21/26 (EUR) (1)	12,940,000	14,950
		14,950
Government Bonds 12.6%
Government of Japan, 0.60%, 6/20/37	4,378,850,000	42,736
Government of Japan, 0.70%, 3/20/37	8,878,050,000	87,962
Government of Japan, 1.20%, 12/20/34	18,051,700,000	190,556
Government of Japan, 1.40%, 9/20/34	468,700,000	5,069
Government of Japan, 1.70%, 9/20/44	7,218,700,000	87,858
Government of Japan, 2.20%, 9/20/39	618,350,000	7,798
Government of Japan, 2.50%, 9/20/37	11,023,500,000	140,868
Government of Japan, Inflation Indexed, 0.10%, 3/10/24	2,593,209,600	24,067
Government of Japan, Inflation Indexed, 0.10%, 9/10/24	3,383,997,100	31,409
Government of Japan, Inflation Indexed, 0.10%, 3/10/25	5,717,191,600	53,129
		671,452
Total Japan (Cost $671,006)		686,402

LATVIA 1.9%
Government Bonds 1.9%
Republic of Latvia, 0.375%, 10/7/26 (EUR)	64,671,000	71,832
Republic of Latvia, 1.875%, 2/19/49 (EUR)	19,939,000	28,667
Total Latvia (Cost $93,651)		100,499

LUXEMBOURG 0.3%
Corporate Bonds 0.3%
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29	3,670,000	3,629
Blackstone Property Partners Europe Holdings, 2.00%, 2/15/24	6,271,000	6,841

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
JAB Holdings, 2.00%, 5/18/28	5,900,000	6,501
Kleopatra Holdings 1, 9.25% (PIK), 6/30/23 (5)	340,144	113
Total Luxembourg (Cost $18,240)		17,084

MALAYSIA 2.6%
Government Bonds 2.6%
1MDB Global Investments, 4.40%, 3/9/23 (USD)	32,000,000	28,160
Government of Malaysia, 4.736%, 3/15/46	320,565,000	79,233
Government of Malaysia, 4.921%, 7/6/48	119,656,000	31,131
Total Malaysia (Cost $142,349)		138,524

MEXICO 1.4%
Corporate Bonds 0.2%
Cemex, 6.125%, 5/5/25 (USD)	705,000	630
Sigma Alimentos, 4.125%, 5/2/26 (USD)	2,125,000	1,987
Sigma Finance Netherlands, 4.875%, 3/27/28 (USD)	6,501,000	6,267
		8,884
Government Bonds 1.2%
Petroleos Mexicanos, 3.125%, 11/27/20 (EUR)	1,540,000	1,608
Petroleos Mexicanos, 5.125%, 3/15/23 (EUR)	35,958,000	34,183
United Mexican States, 7.50%, 6/3/27	147,251,500	6,315
United Mexican States, 10.00%, 12/5/24	472,440,000	22,523
		64,629
Total Mexico (Cost $94,138)		73,513

MOROCCO 0.2%
Government Bonds 0.2%
Kingdom of Morocco, 4.50%, 10/5/20 (EUR)	11,970,000	13,333
Total Morocco (Cost $14,807)		13,333

NETHERLANDS 0.7%
Corporate Bonds 0.6%
ABN AMRO Bank, 6.375%, 4/27/21	1,355,000	1,545

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
Cooperatieve Rabobank, 4.625%, 5/23/29 (GBP)	100,000	130
Cooperatieve Rabobank, 4.875%, 1/10/23 (GBP)	2,893,000	3,848
ING Bank, VR, 3.625%, 2/25/26 (2)	5,956,000	6,542
LeasePlan, VR, 7.375% (2)(4)	8,200,000	7,292
Summer BidCo, 9.00%, 11/17/25 (5)	6,805,000	6,729
Trivium Packaging Finance, 3.75%, 8/15/26 (1)	710,000	712
Ziggo, 2.875%, 1/15/30	320,000	322
Ziggo, 2.875%, 1/15/30 (1)	2,700,000	2,721
		29,841
Government Bonds 0.1%
Kingdom of the Netherlands, 5.50%, 1/15/28	3,870,000	6,240
		6,240
Total Netherlands (Cost $42,198)		36,081

NORWAY 0.4%
Corporate Bonds 0.2%
DNB Boligkreditt, 1.875%, 11/21/22 (EUR)	9,135,000	10,626
		10,626
Government Bonds 0.2%
Kingdom of Norway, 3.00%, 3/14/24 (1)	104,912,000	11,072
		11,072
Total Norway (Cost $24,851)		21,698

PANAMA 0.2%
Corporate Bonds 0.2%
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1)	15,300,000	13,303
Total Panama (Cost $15,596)		13,303

PERU 0.1%
Corporate Bonds 0.1%
Banco Internacional del Peru SAA Interbank, 3.25%, 10/4/26
(USD) (1)	8,100,000	7,186
Total Peru (Cost $8,076)		7,186

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
PORTUGAL 0.4%
Corporate Bonds 0.1%
Banco Comercial Portugues, VR, 4.50%, 12/7/27 (2)(3)	5,100,000	4,204
		4,204
Government Bonds 0.3%
Republic of Portugal, 4.10%, 2/15/45 (1)	8,973,000	15,011
		15,011
Total Portugal (Cost $22,583)		19,215

ROMANIA 2.9%
Government Bonds 2.9%
Republic of Romania, 2.00%, 1/28/32 (EUR) (1)	3,855,000	3,828
Republic of Romania, 2.375%, 4/19/27 (EUR)	16,845,000	18,850
Republic of Romania, 2.875%, 10/28/24 (EUR)	2,725,000	3,126
Republic of Romania, 2.875%, 3/11/29 (EUR)	3,963,000	4,562
Republic of Romania, 4.25%, 6/28/23	96,145,000	22,196
Republic of Romania, 4.625%, 9/18/20 (EUR)	15,558,000	17,429
Republic of Romania, 4.75%, 2/24/25	115,765,000	27,100
Republic of Romania, 5.00%, 2/12/29	185,970,000	42,936
Republic of Romania, 5.80%, 7/26/27	64,860,000	16,118
Total Romania (Cost $167,470)		156,145

RUSSIA 0.3%
Government Bonds 0.3%
Russian Federation, 8.15%, 2/3/27	1,052,304,000	14,610
Total Russia (Cost $18,024)		14,610

SAUDI ARABIA 0.2%
Government Bonds 0.2%
Saudi Arabian Oil, 3.50%, 4/16/29 (USD) (1)	8,200,000	8,124
Saudi Arabian Oil, 4.375%, 4/16/49 (USD) (1)	3,700,000	3,695
Total Saudi Arabia (Cost $11,911)		11,819

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
SERBIA 0.5%
Government Bonds 0.5%
Republic of Serbia, 1.50%, 6/26/29 (EUR) (1)	27,285,000	27,637
Republic of Serbia, 5.75%, 7/21/23	26,560,000	275
Total Serbia (Cost $30,559)		27,912

SINGAPORE 0.6%
Government Bonds 0.6%
Government of Singapore, 2.25%, 6/1/21	259,000	186
Government of Singapore, 3.125%, 9/1/22	45,701,000	33,917
Total Singapore (Cost $35,432)		34,103

SLOVENIA 2.6%
Government Bonds 2.6%
Republic of Slovenia, 1.00%, 3/6/28	10,580,000	12,282
Republic of Slovenia, 1.25%, 3/22/27	28,285,000	33,534
Republic of Slovenia, 1.50%, 3/25/35	9,923,000	12,127
Republic of Slovenia, 2.125%, 7/28/25	34,830,000	42,723
Republic of Slovenia, 4.625%, 9/9/24	8,424,000	11,266
Republic of Slovenia, 5.125%, 3/30/26	5,426,000	7,780
Republic of Slovenia, 5.25%, 2/18/24 (USD)	16,865,000	19,013
Total Slovenia (Cost $142,686)		138,725

SOUTH AFRICA 2.4%
Corporate Bonds 0.9%
Eskom Holdings SOC, 5.75%, 1/26/21 (USD)	15,940,000	13,629
Eskom Holdings SOC, 6.75%, 8/6/23 (USD)	29,634,000	22,240
MTN Mauritius Investments, 4.755%, 11/11/24 (USD)	5,300,000	4,770
MTN Mauritius Investments, 6.50%, 10/13/26 (USD)	6,500,000	6,254
		46,893
Government Bonds 1.5%
Republic of South Africa, 8.00%, 1/31/30	167,954,000	7,710

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)

Republic of South Africa, 10.50%, 12/21/26	1,233,408,986	70,428
		78,138
Total South Africa (Cost $180,774)		125,031

SPAIN 3.1%

Corporate Bonds 1.3%
Abertis Infraestructuras, 3.00%, 3/27/31	7,700,000	8,037
Banco Bilbao Vizcaya Argentaria, 0.375%, 10/2/24	5,800,000	5,874
Banco Santander, 1.375%, 2/9/22	2,800,000	3,057
CaixaBank, VR, 2.75%, 7/14/28 (2)	25,900,000	26,708
Cirsa Finance International, 6.25%, 12/20/23 (1)	3,690,000	2,723
Cirsa Finance International, 6.25%, 12/20/23	1,700,000	1,256
Inmobiliaria Colonial Socimi, 2.50%, 11/28/29 (3)	1,000,000	1,109
Inmobiliaria Colonial Socimi, 2.728%, 6/5/23	8,700,000	10,019
Telefonica Emisiones, 1.788%, 3/12/29	2,300,000	2,547
Telefonica Emisiones, 1.957%, 7/1/39	5,200,000	5,288
Telefonica Emisiones, 2.242%, 5/27/22	2,100,000	2,376
Telefonica Emisiones, 3.961%, 3/26/21	100,000	114
Telefonica Emisiones, 5.289%, 12/9/22 (GBP)	50,000	67
		69,175
Government Bonds 1.8%
Kingdom of Spain, 0.60%, 10/31/29 (1)	70,715,000	77,857
Kingdom of Spain, 1.40%, 7/30/28 (1)	17,400,000	20,523
		98,380
Total Spain (Cost $184,207)		167,555

SRI LANKA 0.2%

Government Bonds 0.2%
Republic of Sri Lanka, 6.25%, 10/4/20 (USD)	9,388,000	6,339
Republic of Sri Lanka, 6.25%, 7/27/21 (USD)	8,450,000	5,471
Total Sri Lanka (Cost $18,007)		11,810

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
SUPRANATIONAL 0.6%
Government Bonds 0.6%
European Investment Bank, 1.25%, 5/12/25 (SEK)	229,430,000	24,226
Inter-American Development Bank, 4.40%, 1/26/26 (CAD)	12,207,000	10,209
Total Supranational (Cost $36,116)		34,435

SWEDEN 0.7%
Corporate Bonds 0.7%
Akelius Residential Property, 1.125%, 3/14/24 (EUR)	4,500,000	4,852
Akelius Residential Property, 1.75%, 2/7/25 (EUR)	6,390,000	6,945
Stadshypotek, 2.00%, 9/1/28	239,000,000	26,416
Total Sweden (Cost $40,917)		38,213

SWITZERLAND 0.4%
Corporate Bonds 0.4%
Aquarius & Investments for Zurich Insurance, VR, 4.25%,
10/2/43 (EUR) (2)	2,131,000	2,510
Credit Suisse Group Finance, 7.00%, 10/5/20 (GBP)	185,000	236
Credit Suisse Group Funding, 1.25%, 4/14/22 (EUR)	6,195,000	6,681
UBS AG London, 1.375%, 4/16/21 (EUR)	11,143,000	12,493
Total Switzerland (Cost $24,601)		21,920

THAILAND 0.6%
Government Bonds 0.6%
Kingdom of Thailand, 3.65%, 6/20/31	820,108,000	29,661
Total Thailand (Cost $28,055)		29,661

UNITED KINGDOM 3.8%
Corporate Bonds 2.3%
AA Bond, 5.50%, 7/31/22 (3)	4,796,000	3,617
Barclays, 1.875%, 12/8/23 (EUR)	5,786,000	6,188
BP Capital Markets, 1.573%, 2/16/27 (EUR)	10,000,000	10,818
Cabot Financial Luxembourg, 7.50%, 10/1/23	4,945,000	5,693

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)

Crh Finance UK, 4.125%, 12/2/29	10,000,000	13,580
Eastern Power Networks, 4.75%, 9/30/21	1,084,000	1,402
Eastern Power Networks, 5.75%, 3/8/24	62,000	88
eG Global Finance, 4.375%, 2/7/25 (EUR) (1)	2,230,000	1,809
FCE Bank, 0.869%, 9/13/21 (EUR)	3,485,000	3,413
FCE Bank, 1.66%, 2/11/21 (EUR)	3,541,000	3,646
FCE Bank, 3.25%, 11/19/20	5,387,000	6,583
HBOS, 5.374%, 6/30/21 (EUR)	1,100,000	1,237
HSBC Bank, 4.75%, 3/24/46	2,368,000	3,008
HSBC Bank, 6.50%, 7/7/23	18,000	25
Iceland Bondco, 4.625%, 3/15/25	6,000,000	5,830
InterContinental Hotels Group, 3.875%, 11/28/22	3,571,000	4,322
Leeds Building Society, 2.625%, 4/1/21 (EUR)	2,775,000	3,106
Marks & Spencer, 4.75%, 6/12/25	4,249,000	5,152
Next Group, 3.625%, 5/18/28	7,491,000	9,093
Next Group, 4.375%, 10/2/26	982,000	1,279
Pinnacle Bidco, 6.375%, 2/15/25	1,090,000	900
Pinnacle Bidco, 6.375%, 2/15/25 (1)	944,000	780
RSA Insurance Group, VR, 5.125%, 10/10/45 (2)	4,310,000	5,623
Severn Trent Water Utilities Finance, 6.125%, 2/26/24	206,000	293
Sky, 1.875%, 11/24/23 (EUR)	5,244,000	6,003
Standard Chartered, VR, 4.00%, 10/21/25 (EUR) (2)	4,310,000	4,658
Tesco, 6.125%, 2/24/22	1,490,000	1,959
Victoria, 5.25%, 7/15/24 (EUR) (1)(3)	1,755,000	1,421
Virgin Media Secured Finance, 4.25%, 1/15/30 (1)	5,630,000	6,295
WM Morrison Supermarkets, 2.25%, 6/19/20 (EUR)	5,325,000	5,890
		123,711
Government Bonds 1.5%
Government of the United Kingdom, 1.625%, 10/22/71	12,770,000	22,834
Government of the United Kingdom, 4.25%, 12/7/46	24,930,797	56,217
		79,051
Total United Kingdom (Cost $212,969)		202,762

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
UNITED STATES 4.5%

Corporate Bonds 4.5%
American International Group, 5.00%, 4/26/23 (GBP)	4,000,000	5,362
Bank of America, 2.375%, 6/19/24 (EUR)	5,000,000	5,653
Bank of America, 2.50%, 7/27/20 (EUR)	100,000	111
Bank of America, VR, 1.379%, 2/7/25 (EUR) (2)	5,786,000	6,238
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)	7,393,000	9,390
Booking Holdings, 2.15%, 11/25/22 (EUR)	2,560,000	2,800
Booking Holdings, 2.375%, 9/23/24 (EUR)	8,311,000	9,197
Bunge Finance Europe, 1.85%, 6/16/23 (EUR)	9,220,000	10,124
Capital One Financial, 1.65%, 6/12/29 (EUR)	11,300,000	10,454
Constellium, 4.25%, 2/15/26 (EUR) (1)	945,000	780
Constellium, 4.25%, 2/15/26 (EUR)	6,510,000	5,373
DH Europe Finance, 0.45%, 3/18/28 (EUR)	1,450,000	1,430
DH Europe Finance, 0.75%, 9/18/31 (EUR)	2,005,000	1,921
Fidelity National Information Services, 2.602%, 5/21/25 (GBP)	6,950,000	8,620
Fiserv, 0.375%, 7/1/23 (EUR)	1,090,000	1,167
Fiserv, 3.00%, 7/1/31 (GBP)	9,825,000	12,059
GE Capital European Funding Unlimited, 4.625%, 2/22/27
(EUR)	5,450,000	6,502
General Electric, 0.875%, 5/17/25 (EUR)	6,000,000	5,994
General Electric, 1.875%, 5/28/27 (EUR)	9,430,000	9,606
General Electric, 2.125%, 5/17/37 (EUR)	6,560,000	5,515
General Motors Financial, 2.20%, 4/1/24 (EUR)	7,605,000	7,095
Goldman Sachs Group, 1.375%, 5/15/24 (EUR)	5,700,000	6,160
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)	4,137,000	4,420
Goldman Sachs Group, 5.50%, 10/12/21 (GBP)	456,000	586
Honeywell International, 0.75%, 3/10/32 (EUR)	5,465,000	5,494
International Game Technology, 2.375%, 4/15/28 (EUR)	4,550,000	3,678
Kosmos Energy, 7.125%, 4/4/26 (1)	14,115,000	7,622
Morgan Stanley, 1.375%, 10/27/26 (EUR)	4,931,000	5,177
Morgan Stanley, 5.375%, 8/10/20 (EUR)	1,100,000	1,230
Morgan Stanley, VR, 0.637%, 7/26/24 (EUR) (2)	3,049,000	3,210
Netflix, 4.625%, 5/15/29 (EUR)	8,120,000	9,130
Prologis, 2.25%, 6/30/29 (GBP)	5,048,000	6,153
Refinitiv U.S. Holdings, 4.50%, 5/15/26 (EUR) (1)	4,960,000	5,392

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
Thermo Fisher Scientific, 0.125%, 3/1/25 (EUR)	8,810,000	9,123
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)	5,170,000	4,894
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)	842,000	931
Walgreens Boots Alliance, 2.125%, 11/20/26 (EUR)	13,900,000	15,162
Westlake Chemical, 1.625%, 7/17/29 (EUR)	29,400,000	28,778
Total United States (Cost $276,926)		242,531

SHORT-TERM INVESTMENTS 8.5%
Commercial Paper 0.1%
4 (2) 0.1% (6)
Syngenta Wilmington, 2.107%	3,220,000	3,220
Transcanada Pipelines, 1.806%	3,200,000	3,199
		6,419
Money Market Funds 5.9%
T. Rowe Price Government Reserve Fund, 0.95% (7)(8)	313,075,368	313,076
		313,076
U. S. Treasury Obligations 2.5%
U. S. Treasury Bills, 1.024%, 5/21/20 (9)	133,175,000	133,159
		133,159
Total Short-Term Investments (Cost $452,482)		452,654

SECURITIES LENDING COLLATERAL 0.3%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.3%
Short-Term Funds 0.3%
T. Rowe Price Short-Term Fund, 1.28% (7)(8)	1,622,607	16,226
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		16,226
Total Securities Lending Collateral (Cost $16,226)		16,226

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

				$ Value
(Cost and value in $000s)
(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty	Description	Contracts	Notional Amount	$ Value
	USD Put / BRL Call, 5/26/20 @ 4.23
BNP Paribas	(BRL) (10)	1	98,950	—
	Credit Default Swap, Protection Sold
	(Relevant Credit: Markit iTraxx
	Crossover-S32, 5 Year Index,
	12/20/24), Receive 5.00% Quarterly,
Goldman	Pay upon credit default, 5/20/20 @
Sachs	3.00%* (EUR) (10)	1	119,850	135
Total Options Purchased (Cost $2,270)				135
Total Investments in Securities 96.8%
(Cost $5,481,593)				$5,178,094

Other Assets Less Liabilities 3.2%				170,199

Net Assets 100.0%				$5,348,293

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
*	Exercise Spread
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $431,443 and represents 8.1% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3)	All or a portion of this security is on loan at March 31, 2020.
(4)	Perpetual security with no stated maturity date.
(5)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6)	Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $6,419 and represents
0.1 % of net assets.
(7)	Seven-day yield
(8)	Affiliated Companies
(9)	At March 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(10)	Non-income producing
3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)
6M CZK
PRIBOR	Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR	Six month EURIBOR (Euro interbank offered rate)
6M JPY LIBOR	Six month JPY LIBOR (London interbank offered rate)
6M PLN WIBOR	Six month PLN WIBOR (Warsaw interbank offered rate)
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Offshore China Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
OTC	Over-the-counter
PIK	Payment-in-kind
PLN	Polish Zloty
RON	New Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.2)%

OTC Options Written (0.2)%

Counterparty	Description	Contracts	Notional Amount	$ Value

	Credit Default Swap, Protection
	Bought (Relevant Credit: Markit
	iTraxx Crossover-S32, 5 Year Index,
	12/20/24), Pay 5.00% Quarterly,
	Receive upon credit default,
Goldman Sachs	5/20/20 @ $3.38%* (EUR)	1	119,850	(12,723)

Total Options Written (Premiums $(1,777))				$(12,723)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts In 000s, except Market Price)
SWAPS (0.1)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

BILATERAL SWAPS (0.1)%

Credit Default Swaps, Protection Sold 0.0%

Greece 0.0%

Bank of America, Protection Sold (Relevant
Credit: Hellenic Republic, 4.30%, 2/24/24,
110.16 EUR*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/22 (USD)	10,000	(72)	(203)	131

Bank of America, Protection Sold (Relevant
Credit: Hellenic Republic, 4.30%, 2/24/24,
110.16 EUR*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/24 (USD)	17,964	(716)	(708)	(8)

Bank of America, Protection Sold (Relevant
Credit: Hellenic Republic, 4.30%, 2/24/24,
110.16 EUR*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 (USD)	12,470	(1,360)	(610)	(750)

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 4.30%, 2/24/24, 110.16
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/20 (USD)	6,935	18	(96)	114

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 4.30%, 2/24/24, 110.16
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/21 (USD)	6,935	(25)	(275)	250

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 4.30%, 2/24/24, 110.16
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (USD)	9,200	(295)	(480)	185

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 4.30%, 2/24/24, 110.16
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24 (USD)	16,500	(658)	(87)	(571)

Citibank, Protection Sold (Relevant Credit:
Hellenic Republic, 4.30%, 2/24/24, 110.16
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/25 (USD)	6,635	(316)	(393)	77

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, 4.30%, 2/24/24,
110.16 EUR*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/24 (USD)	4,911	(196)	(34)	(162)

Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, 4.30%, 2/24/24,
110.16 EUR*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/25 (USD)	2,801	(134)	(134)	—

Total Greece			(3,020)	(734)
Total Bilateral Credit Default Swaps, Protection Sold			(3,020)	(734)

Total Return Swaps (0.1)%

Foreign/Europe (0.1)%

Citibank, Receive Underlying Reference: Markit
iBoxx EUR Liquid High Yield Index At Maturity,
Pay Variable (0.408)% (3M EURIBOR) Quarterly,
6/20/20	25,000	(3,589)	—	(3,589)

JPMorgan Chase, Receive Underlying
Reference: Markit iBoxx EUR Liquid High Yield
Index At Maturity, Pay Variable (0.408)% (3M
EURIBOR) Quarterly, 6/20/20	7,000	(1,006)	—	(1,006)

Total Foreign/Europe			—	(4,595)
Total Bilateral Total Return Swaps			—	(4,595)

Total Bilateral Swaps			(3,020)	(5,329)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)

CENTRALLY CLEARED SWAPS 0.0%

Credit Default Swaps, Protection Sold 0.0%

Foreign/Europe 0.0%

Protection Sold (Relevant Credit: Markit iTraxx
Crossover-S32, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/24	136,935	364	515	(151)

Total Foreign/Europe				(151)
Total Credit Default Swaps, Protection Sold				(151)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts In 000s, except Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)

Interest Rate Swaps 0.0%

Czech Republic 0.2%

2 Year Interest Rate Swap, Receive Fixed
2.208% Annually, Pay Variable 2.420% (6M CZK
PRIBOR) Semi-Annually,2/13/22	2,803,180	2,621	1	2,620

2 Year Interest Rate Swap, Receive Fixed
2.220% Annually, Pay Variable 2.420% (6M CZK
PRIBOR) Semi-Annually,2/12/22	7,101,389	6,722	—	6,722

2 Year Interest Rate Swap, Receive Fixed
2.223% Annually, Pay Variable 2.420% (6M CZK
PRIBOR) Semi-Annually,2/14/22	5,606,360	5,304	1	5,303

2 Year Interest Rate Swap, Receive Fixed
2.230% Annually, Pay Variable 2.420% (6M CZK
PRIBOR) Semi-Annually,2/21/22	2,680,999	2,559	—	2,559

2 Year Interest Rate Swap, Receive Fixed
2.235% Annually, Pay Variable 2.420% (6M CZK
PRIBOR) Semi-Annually,2/20/22	2,536,024	2,435	—	2,435

2 Year Interest Rate Swap, Receive Fixed
2.238% Annually, Pay Variable 2.420% (6M CZK
PRIBOR) Semi-Annually,2/19/22	2,536,024	2,445	1	2,444

2 Year Interest Rate Swap, Receive Fixed
2.245% Annually, Pay Variable 2.420% (6M CZK
PRIBOR) Semi-Annually,2/20/22	2,536,024	2,456	—	2,456

10 Year Interest Rate Swap, Pay Fixed 1.570%
Annually, Receive Variable 2.420% (6M CZK
PRIBOR) Semi-Annually,2/12/30	1,215,091	(3,800)	—	(3,800)

10 Year Interest Rate Swap, Pay Fixed 1.600%
Annually, Receive Variable 2.420% (6M CZK
PRIBOR) Semi-Annually,2/13/30	373,874	(1,215)	1	(1,216)

10 Year Interest Rate Swap, Pay Fixed 1.678%
Annually, Receive Variable 2.420% (6M CZK
PRIBOR) Semi-Annually,2/14/30	934,685	(3,341)	1	(3,342)

10 Year Interest Rate Swap, Pay Fixed 1.690%
Annually, Receive Variable 2.420% (6M CZK
PRIBOR) Semi-Annually,2/20/30	422,279	(1,533)	—	(1,533)

10 Year Interest Rate Swap, Pay Fixed 1.693%
Annually, Receive Variable 2.420% (6M CZK
PRIBOR) Semi-Annually,2/21/30	441,113	(1,606)	—	(1,606)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts In 000s, except Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)

10 Year Interest Rate Swap, Pay Fixed 1.705%
Annually, Receive Variable 2.420% (6M CZK
PRIBOR) Semi-Annually,2/19/30	422,279	(1,558)	1	(1,559)

10 Year Interest Rate Swap, Pay Fixed 1.710%
Annually, Receive Variable 2.420% (6M CZK
PRIBOR) Semi-Annually,2/20/30	422,279	(1,568)	—	(1,568)

Total Czech Republic				9,915

Foreign/Europe 0.0%

5 Year Interest Rate Swap, Pay Fixed 0.214%
Annually, Receive Variable (0.345)% (6M
EURIBOR) Semi-Annually,9/22/22	370	(6)	—	(6)

10 Year Interest Rate Swap, Pay Fixed 0.858%
Annually, Receive Variable (0.345)% (6M
EURIBOR) Semi-Annually,9/22/27	600	(54)	—	(54)

30 Year Interest Rate Swap, Pay Fixed 1.540%
Annually, Receive Variable (0.337)% (6M
EURIBOR) Semi-Annually,11/3/47	2,200	(952)	1	(953)

Total Foreign/Europe				(1,013)

Japan 0.1%

20 Year Interest Rate Swap, Receive Fixed
0.733% Semi-Annually, Pay Variable (0.033)%
(6M JPY LIBOR) Semi-Annually,11/7/37	3,000,000	3,123	—	3,123

Total Japan				3,123

Poland (0.3)%

5 Year Interest Rate Swap, Pay Fixed 2.305%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,4/20/23	27,000	(393)	1	(394)

5 Year Interest Rate Swap, Pay Fixed 2.350%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,4/6/23	24,000	(360)	—	(360)

5 Year Interest Rate Swap, Pay Fixed 2.350%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,4/24/23	27,500	(414)	—	(414)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts In 000s, except Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)

5 Year Interest Rate Swap, Pay Fixed 2.423%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,3/27/23	68,000	(814)	1	(815)

5 Year Interest Rate Swap, Pay Fixed 2.427%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,10/19/22	960	(11)	—	(11)

5 Year Interest Rate Swap, Pay Fixed 2.430%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,5/7/23	60,000	(951)	—	(951)

5 Year Interest Rate Swap, Pay Fixed 2.473%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,1/23/23	39,000	(449)	—	(449)

5 Year Interest Rate Swap, Pay Fixed 2.500%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,10/24/22	22,000	(253)	—	(253)

5 Year Interest Rate Swap, Pay Fixed 2.518%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,5/18/23	42,000	(702)	—	(702)

5 Year Interest Rate Swap, Pay Fixed 2.535%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,11/21/22	43,000	(508)	—	(508)

5 Year Interest Rate Swap, Pay Fixed 2.555%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,11/6/22	10,700	(127)	1	(128)

5 Year Interest Rate Swap, Pay Fixed 2.580%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,11/6/22	10,700	(129)	1	(130)

5 Year Interest Rate Swap, Pay Fixed 2.595%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,2/27/23	78,000	(973)	—	(973)

10 Year Interest Rate Swap, Pay Fixed 1.710%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,12/19/29	87,000	(1,274)	1	(1,275)

10 Year Interest Rate Swap, Pay Fixed 1.775%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,10/22/29	32,824	(533)	1	(534)

10 Year Interest Rate Swap, Pay Fixed 1.780%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,10/22/29	22,976	(376)	1	(377)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts In 000s, except Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)

10 Year Interest Rate Swap, Pay Fixed 1.800%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,11/5/29	24,528	(412)	2	(414)

10 Year Interest Rate Swap, Pay Fixed 1.800%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,11/6/29	12,264	(207)	—	(207)

10 Year Interest Rate Swap, Pay Fixed 1.803%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,11/5/29	12,264	(208)	—	(208)

10 Year Interest Rate Swap, Pay Fixed 1.820%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,11/5/29	12,264	(212)	1	(213)

10 Year Interest Rate Swap, Pay Fixed 1.860%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,11/7/29	12,080	(221)	—	(221)

10 Year Interest Rate Swap, Pay Fixed 2.850%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,4/6/28	15,800	(630)	—	(630)

10 Year Interest Rate Swap, Pay Fixed 2.910%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,3/27/28	16,200	(587)	1	(588)

10 Year Interest Rate Swap, Pay Fixed 2.920%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,5/7/28	16,100	(666)	—	(666)

10 Year Interest Rate Swap, Pay Fixed 3.030%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,5/18/28	10,100	(442)	—	(442)

10 Year Interest Rate Swap, Pay Fixed 3.075%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,2/27/28	8,000	(310)	—	(310)

10 Year Interest Rate Swap, Pay Fixed 3.149%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,2/13/28	15,931	(641)	—	(641)

10 Year Interest Rate Swap, Pay Fixed 3.158%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,2/14/28	12,062	(486)	1	(487)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts In 000s, except Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed 3.160%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually,2/12/28	10,007	(405)	—	(405)
Total Poland				(13,706)

Total Centrally Cleared Interest Rate Swaps				(1,681)

Total Centrally Cleared Swaps				(1,832)
Net payments (receipts) of variation margin to date				1,373

Variation margin receivable (payable) on centrally cleared swaps				(459)

*Market price at March 31, 2020
**Included interest purchased or sold but not yet collected of $1.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement	Receive		Deliver	Gain/(Loss)
Bank of America	4/9/20	KRW	4,121,800 USD	3,303	$ 83
Bank of America	4/9/20	USD	62,644IDR	877,517,575	8,893
Bank of America	4/9/20	USD	396KRW	457,267	21
Bank of America	4/16/20	USD	8,915CZK	220,362	48
Bank of America	4/16/20	USD	8,177CZK	204,039	(33)
Bank of America	4/17/20	USD	12,753RUB	789,401	2,690
Bank of America	4/23/20	USD	12,644ILS	43,628	315
Bank of America	4/24/20	USD	29,563AUD	42,776	3,248
Bank of America	4/24/20	USD	156,565JPY	17,141,285	(3,059)
Bank of America	4/30/20	EUR	628USD	693	1
Bank of America	4/30/20	USD	2,522EUR	2,299	(17)
Bank of America	6/5/20	MYR	7,591USD	1,737	21
Bank of America	6/5/20	MYR	18,720USD	4,486	(153)
Bank of America	6/5/20	THB	144,244USD	4,439	(43)
Bank of America	6/12/20	USD	134,226CNH	945,341	1,053
Bank of America	7/17/20	CZK	204,039USD	8,195	28
Bank of America	7/17/20	CZK	220,362USD	8,933	(52)
Barclays Bank	4/9/20	USD	108,465INR	7,896,267	4,319
Barclays Bank	6/5/20	THB	195,841USD	5,938	31
Barclays Bank	6/5/20	USD	56,538CLP	45,694,400	3,056
BNP Paribas	4/7/20	TRY	99,072USD	16,520	(1,572)
BNP Paribas	4/9/20	INR	1,206,878USD	16,740	(822)
BNP Paribas	4/16/20	RON	29,748USD	6,895	(118)
BNP Paribas	4/16/20	USD	65,805RON	286,426	547
BNP Paribas	4/17/20	MXN	53,879USD	2,231	34
BNP Paribas	4/23/20	ILS	29,385USD	7,903	401
BNP Paribas	4/23/20	ILS	5,488USD	1,598	(47)
BNP Paribas	4/24/20	AUD	4,854USD	2,858	128
BNP Paribas	4/24/20	CAD	2,568USD	1,771	54
BNP Paribas	4/24/20	JPY	1,498,197USD	13,967	(15)
BNP Paribas	4/24/20	USD	1,947CAD	2,612	91
BNP Paribas	4/24/20	USD	64,925JPY	7,216,955	(2,281)
BNP Paribas	4/30/20	EUR	31,290USD	34,331	221
BNP Paribas	4/30/20	EUR	14,517USD	16,275	(244)
BNP Paribas	5/15/20	PLN	18,974USD	4,574	12
BNP Paribas	5/15/20	PLN	24,350USD	6,253	(369)
BNP Paribas	5/22/20	GBP	37,948USD	45,284	1,900
BNP Paribas	5/22/20	USD	10,463GBP	8,212	253
BNP Paribas	5/29/20	USD	860EUR	794	(17)
BNP Paribas	6/2/20	BRL	15,739USD	3,080	(63)
BNP Paribas	6/2/20	USD	64,656BRL	283,350	10,354
BNP Paribas	6/5/20	CLP	11,962,108USD	13,938	62
BNP Paribas	6/5/20	MYR	28,957USD	6,532	171
BNP Paribas	6/5/20	USD	85,800CLP	69,265,298	4,731
BNP Paribas	6/12/20	USD	9,040CNH	63,676	70
BNP Paribas	6/12/20	USD	8,407CNH	60,223	(77)
BNP Paribas	6/12/20	ZAR	149,420USD	8,738	(465)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement		Receive	Deliver	Gain/(Loss)
Canadian Imperial Bank of
Commerce	4/24/20	AUD	17,819USD	10,808	$ 154
Canadian Imperial Bank of
Commerce	4/24/20	CAD	87,605USD	66,074	(3,805)
Canadian Imperial Bank of
Commerce	4/24/20	JPY	1,472,687USD	13,374	340
Canadian Imperial Bank of
Commerce	4/24/20	USD	68,415CAD	93,164	2,194
Canadian Imperial Bank of
Commerce	4/30/20	EUR	6,243USD	6,804	90
Canadian Imperial Bank of
Commerce	6/12/20	CNH	244,447USD	34,507	(71)
Citibank	4/7/20	USD	16,305TRY	99,072	1,357
Citibank	4/9/20	USD	621KRW	724,241	27
Citibank	4/16/20	CZK	1,102,924USD	48,559	(4,183)
Citibank	4/16/20	RSD	31,601USD	292	5
Citibank	4/16/20	RSD	2,004,498USD	18,971	(160)
Citibank	4/16/20	USD	3,278RSD	352,402	(29)
Citibank	4/17/20	MXN	931,918USD	49,286	(10,104)
Citibank	4/23/20	ILS	39,372USD	10,860	266
Citibank	4/23/20	ILS	483,881USD	136,918	(177)
Citibank	4/23/20	USD	143,653ILS	493,566	4,175
Citibank	4/23/20	USD	2,640ILS	9,343	—
Citibank	4/24/20	AUD	109,591USD	66,177	1,242
Citibank	4/24/20	AUD	50,857USD	31,292	(5)
Citibank	4/24/20	JPY	12,280,591USD	112,703	1,657
Citibank	4/24/20	USD	30,642AUD	45,154	2,864
Citibank	4/24/20	USD	17,458AUD	29,494	(686)
Citibank	4/24/20	USD	98,390CAD	128,552	7,016
Citibank	4/24/20	USD	55,804CAD	79,342	(592)
Citibank	4/24/20	USD	187,560JPY	20,505,293	(3,391)
Citibank	4/24/20	USD	12,747NOK	113,988	1,781
Citibank	4/30/20	EUR	157,761USD	171,083	3,127
Citibank	4/30/20	EUR	11,874USD	13,326	(214)
Citibank	4/30/20	USD	125EUR	113	—
Citibank	5/15/20	PLN	13,159USD	3,341	(161)
Citibank	5/22/20	GBP	36,909USD	45,192	699
Citibank	5/22/20	GBP	12,501USD	15,586	(43)
Citibank	5/22/20	SEK	226,572USD	22,512	418
Citibank	5/22/20	USD	135,818SEK	1,305,966	3,650
Citibank	5/29/20	EUR	40,610USD	44,785	106
Citibank	6/12/20	CNH	544,763USD	78,511	(1,769)
Citibank	6/19/20	GBP	24,395USD	30,024	319
Citibank	6/19/20	USD	182,562EUR	158,451	7,273
Citibank	6/19/20	USD	164,621JPY	17,437,500	1,898
Citibank	7/16/20	USD	133,655ILS	471,133	(75)
Credit Suisse	4/9/20	USD	62,716IDR	877,517,575	8,965
Credit Suisse	4/30/20	USD	13,244EUR	12,210	(239)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement	Receive		Deliver	Gain/(Loss)
Credit Suisse	6/5/20	CLP	35,052,015USD	40,962	$ 63
Credit Suisse	6/5/20	CLP	30,317,450USD	36,144	(660)
Credit Suisse	6/5/20	USD	10,870CLP	9,329,409	(49)
Deutsche Bank	4/16/20	USD	9,652CZK	239,005	36
Deutsche Bank	4/16/20	USD	19,148CZK	476,815	(37)
Deutsche Bank	4/30/20	EUR	1,669USD	1,818	25
Deutsche Bank	4/30/20	USD	3,897EUR	3,518	12
Deutsche Bank	6/5/20	USD	10,228MYR	42,476	395
Deutsche Bank	7/17/20	CZK	476,815USD	19,181	35
Deutsche Bank	7/17/20	CZK	239,005USD	9,673	(41)
Goldman Sachs	4/9/20	IDR	913,935,518USD	55,619	363
Goldman Sachs	4/9/20	KRW	21,555,322USD	17,587	118
Goldman Sachs	4/9/20	USD	16,724TWD	498,037	233
Goldman Sachs	4/16/20	USD	9,573CZK	223,096	597
Goldman Sachs	4/17/20	USD	62,540MXN	1,271,619	9,075
Goldman Sachs	4/24/20	CAD	16,774USD	11,817	106
Goldman Sachs	4/24/20	JPY	4,303,374USD	39,816	258
Goldman Sachs	4/24/20	USD	18,022AUD	30,690	(858)
Goldman Sachs	4/24/20	USD	156,562JPY	17,134,939	(3,003)
Goldman Sachs	4/30/20	EUR	188,747USD	211,629	(3,202)
Goldman Sachs	4/30/20	USD	16,804EUR	14,986	255
Goldman Sachs	5/29/20	USD	70,784EUR	63,921	125
Goldman Sachs	6/5/20	THB	436,488USD	13,541	(237)
Goldman Sachs	6/5/20	USD	48,730THB	1,542,677	1,710
Goldman Sachs	7/10/20	USD	50,486IDR	845,353,610	(460)
HSBC Bank	4/9/20	KRW	13,207,166USD	10,810	38
HSBC Bank	4/9/20	TWD	854,227USD	28,248	36
HSBC Bank	4/9/20	USD	16,732TWD	498,037	241
HSBC Bank	4/17/20	MXN	172,849USD	7,229	38
HSBC Bank	4/17/20	RUB	427,684USD	5,413	39
HSBC Bank	4/17/20	USD	5,124RUB	397,741	54
HSBC Bank	4/24/20	AUD	21,754USD	13,358	25
HSBC Bank	4/24/20	USD	27,667AUD	40,158	2,962
HSBC Bank	4/30/20	USD	2,994EUR	2,703	9
HSBC Bank	4/30/20	USD	908EUR	828	(6)
HSBC Bank	6/5/20	MYR	18,797USD	4,485	(134)
HSBC Bank	6/5/20	THB	391,461USD	11,993	(62)
HSBC Bank	6/5/20	USD	60,446MYR	255,851	1,221
HSBC Bank	6/12/20	CNH	556,962USD	79,144	(683)
HSBC Bank	6/12/20	SGD	717USD	505	—
HSBC Bank	6/12/20	USD	105,297CNH	741,741	806
HSBC Bank	6/19/20	USD	164,568JPY	17,437,500	1,845
HSBC Bank	7/10/20	INR	1,879,900USD	24,188	175
HSBC Bank	7/10/20	USD	24,154INR	1,879,900	(209)
HSBC Bank	7/10/20	USD	28,645TWD	854,227	12
JPMorgan Chase	4/9/20	TWD	141,847USD	4,715	(18)
JPMorgan Chase	4/9/20	USD	2,912IDR	40,167,694	452
JPMorgan Chase	4/16/20	CZK	57,641USD	2,539	(220)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement	Receive		Deliver	Gain/(Loss)
JPMorgan Chase	4/17/20	RUB	42,764USD	670	$ (125)
JPMorgan Chase	4/17/20	USD	6,540RUB	410,302	1,310
JPMorgan Chase	4/23/20	ILS	3,985USD	1,160	(34)
JPMorgan Chase	4/24/20	AUD	26,771USD	15,750	719
JPMorgan Chase	4/24/20	JPY	2,474,915USD	22,900	147
JPMorgan Chase	4/24/20	USD	2,813AUD	4,196	231
JPMorgan Chase	4/24/20	USD	2,858CAD	3,780	171
JPMorgan Chase	4/24/20	USD	3,108JPY	335,508	(16)
JPMorgan Chase	4/30/20	EUR	46,908USD	52,600	(801)
JPMorgan Chase	4/30/20	USD	39,484EUR	35,447	342
JPMorgan Chase	4/30/20	USD	2,534EUR	2,355	(66)
JPMorgan Chase	5/22/20	GBP	2,034USD	2,424	104
JPMorgan Chase	5/29/20	USD	80,716EUR	72,307	787
JPMorgan Chase	6/5/20	USD	11,791THB	374,045	390
JPMorgan Chase	6/19/20	USD	5,616GBP	4,246	335
Morgan Stanley	4/9/20	USD	7,387INR	552,542	99
Morgan Stanley	4/23/20	ILS	18,710USD	5,461	(174)
Morgan Stanley	4/23/20	USD	12,657ILS	43,628	328
Morgan Stanley	4/24/20	JPY	837,126USD	8,083	(288)
Morgan Stanley	4/24/20	USD	13,364AUD	22,937	(746)
Morgan Stanley	4/24/20	USD	2,719CAD	3,626	142
Morgan Stanley	4/24/20	USD	146,286JPY	15,991,900	(2,635)
Morgan Stanley	4/30/20	EUR	89,024USD	99,671	(1,365)
Morgan Stanley	5/22/20	GBP	18,181USD	21,841	764
Morgan Stanley	6/2/20	USD	8,898BRL	38,831	1,456
Morgan Stanley	6/5/20	CLP	11,962,108USD	13,892	108
Morgan Stanley	6/5/20	USD	12,014THB	379,734	440
Morgan Stanley	6/12/20	USD	57,695CNH	407,935	228
Morgan Stanley	6/12/20	USD	34,838SGD	48,354	780
RBC Dominion Securities	4/24/20	JPY	2,703,912USD	25,165	15
RBC Dominion Securities	4/24/20	JPY	2,143,252USD	19,968	(9)
RBC Dominion Securities	5/29/20	USD	3,938EUR	3,601	(43)
Standard Chartered	4/9/20	USD	4,120INR	303,102	123
Standard Chartered	6/5/20	USD	38,794MYR	161,178	1,484
State Street	4/16/20	RON	15,664USD	3,559	9
State Street	4/17/20	USD	29,665MXN	563,211	5,985
State Street	4/24/20	JPY	22,218,874USD	206,361	548
State Street	4/30/20	EUR	2,256USD	2,417	74
State Street	4/30/20	USD	880,954EUR	794,330	3,804
State Street	4/30/20	USD	5,925EUR	5,442	(85)
State Street	5/22/20	GBP	168,799USD	206,872	3,008
State Street	5/22/20	GBP	11,239USD	14,469	(495)
State Street	5/22/20	USD	205,437GBP	157,385	9,749
State Street	5/29/20	USD	582,306EUR	535,103	(9,207)
State Street	6/2/20	BRL	118,467USD	26,208	(3,504)
State Street	6/2/20	USD	9,023BRL	39,608	1,432
State Street	6/5/20	THB	104,169USD	3,308	(133)
State Street	6/12/20	CNH	277,963USD	39,830	(672)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement	Receive		Deliver	Gain/(Loss)
State Street	6/12/20	USD	29,933CNH	210,950	$ 216
State Street	6/19/20	USD	894,186EUR	776,000	35,725
UBS Investment Bank	4/9/20	KRW	13,876,486USD	11,295	103
UBS Investment Bank	4/9/20	USD	2,299INR	165,428	117
UBS Investment Bank	4/16/20	CZK	1,102,924USD	48,544	(4,168)
UBS Investment Bank	4/16/20	RON	18,894USD	4,288	17
UBS Investment Bank	4/16/20	USD	8,505CZK	210,887	20
UBS Investment Bank	4/16/20	USD	18,025CZK	449,084	(44)
UBS Investment Bank	4/16/20	USD	13,177RON	57,156	155
UBS Investment Bank	4/16/20	USD	6,381RON	28,117	(25)
UBS Investment Bank	4/24/20	JPY	6,646,825USD	61,555	342
UBS Investment Bank	4/24/20	USD	5,781JPY	641,753	(195)
UBS Investment Bank	4/30/20	EUR	58,267USD	63,576	766
UBS Investment Bank	4/30/20	EUR	17,875USD	19,932	(193)
UBS Investment Bank	4/30/20	USD	12,860EUR	11,776	(144)
UBS Investment Bank	5/22/20	GBP	30,548USD	36,536	1,446
UBS Investment Bank	5/22/20	GBP	582USD	756	(33)
UBS Investment Bank	5/22/20	SEK	564,895USD	56,274	895
UBS Investment Bank	5/22/20	USD	145,304GBP	112,598	5,303
UBS Investment Bank	5/29/20	USD	7,277EUR	6,588	(5)
UBS Investment Bank	6/2/20	BRL	53,771USD	11,924	(1,619)
UBS Investment Bank	6/5/20	USD	28,396CLP	23,018,983	1,454
UBS Investment Bank	6/12/20	USD	153,566CNH	1,079,061	1,556
UBS Investment Bank	6/12/20	USD	98,869ZAR	1,577,824	11,504
UBS Investment Bank	6/19/20	USD	146,834GBP	115,268	3,462
UBS Investment Bank	7/17/20	CZK	449,084USD	18,061	37
UBS Investment Bank	7/17/20	CZK	210,887USD	8,524	(25)
UBS Investment Bank	7/17/20	USD	11,995CZK	299,347	(68)
Net unrealized gain (loss) on open forward
currency exchange contracts					$ 140,101

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 1,585 Euro BOBL contracts	6/20	(236,360)	$1,610
Long, 689 Euro BTP contracts	6/20	107,457	6,718
Short, 102 Euro BUXL thirty year bond contracts	6/20	(23,613)	855
Long, 1,337 Euro OAT contracts	6/20	246,564	(5,855)
Short, 977 Euro SCHATZ contracts	6/20	(120,889)	225
Long, 1,690 Government of Australia ten year bond
contracts	6/20	156,563	(448)
Short, 525 Government of Canada ten year bond
contracts	6/20	(54,891)	(2,243)
Long, 1,489 Republic of South Korea ten year bond
contracts	6/20	160,966	(287)
Long, 4,763 Republic of South Korea three year bond
contracts	6/20	435,707	(267)
Long, 227 Long Gilt contracts	6/20	38,400	23
Net payments (receipts) of variation margin to date			(1,263)

Variation margin receivable (payable) on open futures contracts			$(932)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$448
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$448+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	3/31/20
T. Rowe Price Government
Reserve Fund	$156,670		¤	¤	$313,076
T. Rowe Price Short-Term
Fund	31,186		¤	¤	16,226
					$329,302^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $448 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $329,302.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price International Bond Fund (USD Hedged) (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 4,709,079	$ —	$ 4,709,079
Short-Term Investments	313,076	139,578	—	452,654
Securities Lending Collateral	16,226	—	—	16,226
Options Purchased	—	135	—	135
Total Securities	329,302	4,848,792	—	5,178,094
Forward Currency Exchange Contracts	—	212,048	—	212,048
Swaps	—	18	—	18
Total	$329,302	$ 5,060,858	$ —	$ 5,390,160
Liabilities
Options Written	$—	$ 12,723	$ —	$ 12,723
Forward Currency Exchange Contracts	—	71,947	—	71,947
Future Contracts	932	—	—	932
Swaps	—	8,826	—	8,826
Total	$932	$ 93,496	$ —	$ 94,428

[1] Includes Corporate Bonds, Government Bonds.